Schedule of Lease Building to Third Parties with the Carrying Amount (Detail) - Buildings - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 27,732	$ 28,213
Less: accumulated depreciation	(15,007)	(15,413)
Buildings, net	$ 12,725	$ 12,800